Financial Instruments - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Other selected financial assets
Total selected financial assets		$ 24,175	$ 38,157
Short-term borrowings:
Short-term borrowings, carried at historical proceeds, as adjusted	[1],[2]	10,688	10,159
Long-term debt:
Long-term debt, carried at historical proceeds, as adjusted	[1],[3]	31,398	28,740
Total	[4]	42,085	38,899
Total selected financial liabilities	[4]	43,750	40,608
Reported Value Measurement [Member]
Other selected financial assets
Held-to-maturity debt securities, carried at amortized cost	[2],[5]	1,242	1,388
Private equity securities, carried at equity-method or at cost	[2],[6]	735	1,336
Total		1,977	2,724
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading funds and securities	[4],[7]	325	287
Selected financial assets measured at fair value on a recurring basis	[4]	22,198	35,433
Selected financial liabilities measured at fair value on a recurring basis
Derivative financial instruments in a liability position	[4]	1,665	1,709
Fair Value, Measurements, Recurring [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments in a receivable position	[4],[8]	625	837
Selected financial liabilities measured at fair value on a recurring basis
Derivative financial instruments in a liability position	[4],[9]	148	139
Fair Value, Measurements, Recurring [Member] | Currency swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments in a receivable position	[4],[8]	79	135
Selected financial liabilities measured at fair value on a recurring basis
Derivative financial instruments in a liability position	[4],[9]	1,374	1,489
Fair Value, Measurements, Recurring [Member] | Foreign currency forward-exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative financial instruments in a receivable position	[4],[8]	551	559
Selected financial liabilities measured at fair value on a recurring basis
Derivative financial instruments in a liability position	[4],[9]	143	81
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[4],[5]	18,632	32,078
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[4]	1,445	934
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[4],[5]	540	603
Short-term Debt [Member]
Short-term borrowings:
Principal amount		10,674	10,160
Net fair value adjustments related to hedging and purchase accounting		24	2
Long-term debt:
Net unamortized discounts, premiums and debt issuance costs	[10]	$ (11)	$ (3)

[1]	Amounts may not add due to rounding.
[2]	The differences between the estimated fair values and carrying values of held-to-maturity debt securities, private equity securities at cost-method and short-term borrowings not measured at fair value on a recurring basis were not significant as of December 31, 2016 or December 31, 2015. The fair value measurements of our held-to-maturity debt securities and our short-term borrowings are based on Level 2 inputs, using a market approach. The fair value measurements of our private equity securities carried at cost are based on Level 3 inputs. Short-term borrowings include foreign currency short-term borrowings with fair values of $547 million as of December 31, 2015, which are used as hedging instruments.
[3]	The fair value of our long-term debt (not including the current portion of long-term debt) was $34.9 billion as of December 31, 2016 and $32.7 billion as of December 31, 2015. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach.
[4]	We use a market approach in valuing financial instruments on a recurring basis. For additional information, see Note 1E. All of our financial assets and liabilities measured at fair value on a recurring basis use Level 2 inputs in the calculation of fair value, except less than 2% that use Level 1 inputs and money market funds measured at net asset value.
[5]	Gross unrealized gains and losses related to 2016 are not significant. Unrealized losses related to 2015 available-for-sale debt securities are $593 million and unrealized gains are $44 million. The vast majority of investments related to 2015, in an unrealized loss position, relate to the foreign exchange impact on foreign currency denominated securities, which are hedged with foreign currency forward-exchange contracts and cross-currency swaps. We have the intent and ability to hold such investments to maturity.
[6]	Our private equity securities represent investments in the life sciences sector.
[7]	As of December 31, 2016, trading funds and securities are composed of $236 million of trading equity funds and $89 million of trading debt funds. As of December 31, 2015, trading funds and securities are composed of $185 million of trading equity funds and $102 million of trading debt funds. As of December 31, 2016 and December 31, 2015, trading equity funds of $71 million and $85 million, respectively, are held in trust for benefits attributable to the former Pharmacia Savings Plus Plan.
[8]	Designated as hedging instruments, except for certain contracts used as offsets; namely, foreign currency forward-exchange contracts with fair values of $162 million as of December 31, 2016; and foreign currency forward-exchange contracts with fair values of $136 million as of December 31, 2015.
[9]	Designated as hedging instruments, except for certain contracts used as offsets; namely, foreign currency swaps with fair values of $269 million and foreign currency forward-exchange contracts with fair values of $113 million as of December 31, 2016; and foreign currency swaps with fair values of $234 million and foreign currency forward-exchange contracts with fair values of $59 million as of December 31, 2015.
[10]	We adopted a new standard as of January 1, 2016 that changed the presentation of debt issuance costs related to a recognized debt liability as a direct deduction from the carrying value of that associated debt, consistent with the presentation of a debt discount. See Note 1B for additional information.